File No. 333-167201

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___                    [   ]
Post-Effective Amendment No.    1                     [X]
(Check appropriate box or boxes)

DELAWARE VIP TRUST
(Exact Name of Registrant as Specified in Charter)

(800) 523-1918
(Registrant's Area Code and Telephone Number)

2005 Market Street, Philadelphia, PA 19103-7094
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service of Process) (Number, Street, City, State, Zip Code)

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:  Service Class shares and Standard Class shares of beneficial interest, without par value, of Delaware VIP Smid Cap Growth Series, one series of the Registrant.  No filing fee is due because Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

--- C O N T E N T S ---

This Registration Statement includes the following:

1.   Facing Page

2.   Contents Page

3.   Part A - Proxy Statement/Prospectus

4.   Part B - Statement of Additional Information

5.   Part C - Other Information

6.   Signatures

7.   Exhibits

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PART A

Part A, the definitive Information Statement/Prospectus dated June 28, 2010, was filed pursuant to Rule 497 of the Securities Act of 1933, as amended [Accession No. 0001206774-10-001654] on July 23, 2010, and is incorporated herein by reference.

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PART B

Part B, the definitive Statement of Additional Information dated June 28, 2010, was filed pursuant to Rule 497 of the Securities Act of 1933, as amended [Accession No. 0001206774-10-001654] on July 23, 2010, and is incorporated herein by reference.

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PART C
Delaware VIP® Trust
File No. 333-167201
N-14 Post-Effective Amendment No. 1

OTHER INFORMATION

Item 15.
Indemnification.  Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 46 filed April 27, 2007.  Article VI of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 46 filed April 27, 2007.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 15, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:

(1)	Copies of the charter of the Registrant as now in effect;

(a)	Executed Amended and Restated Agreement and Declaration of Trust (August 22, 2002) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed May 19, 2003.

(i)
Executed Certificate of Amendment (November 15, 2006) to the Amended and Restated Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 46 filed April 27, 2007.

(ii)
Executed Certificate of Amendment (February 26, 2009) to the Amended and Restated Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 51 filed July 8, 2009.

(iii)	Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 12, 2010.

(b)	Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.

(i)	Amendment No. 1 (March 2002) to Certificate of Trust incorporated into this filing by reference to Post-Effective Amendment No. 36 filed April 30, 2002.

(2)	Copies of the existing bylaws or corresponding instruments of the Registrant;

(a)	Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 46 filed April 27, 2007.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)
Executed Plan of Reorganization (May 20, 2010) by Delaware VIP Trust, on behalf of its series, Delaware VIP Trend Series and Delaware VIP Smid Cap Growth Series, is included as Exhibit A to the definitive Information Statement/Prospectus and is incorporated into this filing by reference to the Rule 497 filing of the definitive Information Statement/Prospectus on July 23, 2010.

(b)	Expense Allocation Letter Ageement relating to the Reorganization of the Delaware VIP Trend Series into the Delaware VIP Smid Cap Growth Series (May 20, 2010) attached as Exhibit No. EX-99.4.b.

(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Agreement and Declaration of Trust. Articles III, IV, V, and VI of the Amended and Restated Agreement and Declaration of Trust (August 22, 2002) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed May 19, 2003.

(b)	By-Laws. Article II of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 46 filed April 27, 2007.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant, on behalf of each Fund, incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 12, 2010.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)	Distribution Agreements.

(i)
Executed Distribution Agreement (April 19, 2001) between Delaware Distributors, L.P. and the Registrant on behalf of each Series incorporated into this filing by reference to Post-Effective Amendment No. 35 filed February 8, 2002.

(ii)
Executed Amendment No. 1 to Schedule I (May 20, 2003) to Distribution Agreement between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 41 filed April 29, 2004.

(iii)
Executed Distribution Expense Limitation Letter (April 29, 2010) between Delaware Distributors, L.P. and the Registrant, on behalf on Delaware VIP CashReserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP Trend Series, Delaware VIP US Growth Series, and Delaware VIP Value Series, incorporated into this filing by reference to Post-Effective Amendment No. 55 filed April 29, 2010.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.

(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”), for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 48 filed February 13, 2009.

(b)
Executed Securities Lending Authorization (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 15, 2008.

(i)	Executed Amendment (September 22, 2009) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 12, 2010.

(ii)	Executed Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 55 filed April 29, 2010.

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

(a)	Plan under Rule 12b-1 for Service Class (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 30, 2001.

(b)	Plan under Rule 18f-3 (November 16, 2000) incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 30, 2001.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a)	Opinion and Consent of Counsel (May 28, 2010) incorporated into this filing by reference to the Registration Statement on Form N-14 filed May 28, 2010.

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a)	Opinion and Consent of Counsel (October 11, 2010) with respect to certain tax consequences relating to the Plan of Reorganization attached as Exhibit EX-99.12.a.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)
Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 35 filed February 8, 2002.

(i)	Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 42 filed March 1, 2005.

(ii)	Executed Schedule A (May 20, 2003) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 41 filed April 29, 2004.

(iii)
Executed Schedule B (June 1, 2009) to the Shareholder Services Agreement between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 12, 2010.

(b)
Executed Fund Accounting and Financial Administration Services Agreement (October 1, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 15, 2008.

(c)	Executed Fund Accounting and Financial Administration Oversight Agreement (January 4, 2010) between Delaware Service Company, Inc. and the Registrant attached as Exhibit No. EX-99.13.c.

(i)	Amendment No. 1 (April 26, 2010) to Schedule A to the Fund Accounting and Financial Administration Oversight Agreement attached as Exhibit No. EX-99.13.c.i.

(14)	Copies of any other opinions, appraisals or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm (May 26, 2010) incorporated into this filing by reference to the Registration Statement on Form N-14 filed May 28, 2010.

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed by the registration statement; and

(a)	Powers of Attorney (May 20, 2010) incorporated into this filing by reference to the Registration Statement on Form N-14 filed May 28, 2010.

(17)	Any additional exhibits which the Registrant may wish to file.

(a)	Code of Ethics for the Delaware Investments' Family of Funds (February 2010) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed April 29, 2010.

(b)
Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (February 2010) incorporated into this filing by reference to Post-Effective Amendment No. 55 filed April 29, 2010.

Item 17.                  Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Philadelphia and Commonwealth of Pennsylvania on the 19th day of October, 2010. The Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement  on Form N-14 under Rule 485(b) under the Securities Act of 1933.

DELAWARE VIP TRUST

By:       /s/ Richard Salus
                           Richard Salus
Senior Vice President/Chief Financial Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
Patrick P. Coyne* Patrick P. Coyne	Chairman/President/Chief Executive Officer (Principal Executive Officer) and Trustee	October 19, 2010

Thomas L. Bennett* Thomas L. Bennett	Trustee	October 19, 2010

John A. Fry * John A. Fry	Trustee	October 19, 2010

Anthony D. Knerr* Anthony D. Knerr	Trustee	October 19, 2010

Lucinda S. Landreth * Lucinda S. Landreth	Trustee	October 19, 2010

Ann R. Leven * Ann R. Leven	Trustee	October 19, 2010

Thomas F. Madison* Thomas F. Madison	Trustee	October 19, 2010

Janet L. Yeomans* Janet L. Yeomans	Trustee	October 19, 2010

J. Richard Zecher* J. Richard Zecher	Trustee	October 19, 2010

/s/ Richard Salus Richard Salus	Senior Vice President/Chief Financial Officer (Principal Financial Officer)	October 19, 2010

*By: /s/ Richard Salus Richard Salus as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney previously filed)

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

EXHIBITS

TO

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Delaware VIP® Trust)
Exhibit No.	Exhibit

EX-99.4.b	Expense Allocation Letter Agreement relating to the Reorganization of the Delaware VIP Trend Series into the Delaware VIP Smid Cap Growth Series (May 20, 2010)

EX-99.12.a	Opinion and Consent of Counsel (October 11, 2010) with respect to certain tax consequences relating to the Plan of Reorganization

EX-99.13.c	Executed Fund Accounting and Financial Administration Oversight Agreement (January 4, 2010) between Delaware Service Company, Inc. and the Registrant

EX-99.13.c.i	Amendment No. 1 (April 26, 2010) to Schedule A to the Fund Accounting and Financial Administration Oversight Agreement